Financial Instruments - Fair Values (Table) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2011	Dec. 31, 2010
Financial Instruments [Abstract]
Cash and cash equivalents - Carrying Amount	$ 162,237	$ 144,297	$ 175,708		$ 276,637
Restricted cash - Carrying Amount	9,527	16,192
Marketable securities - Carrying Amount	0	1,664		2,500
Investments - Carrying Amount	1,000	1,000
Debt - Carrying amount	1,380,298	1,442,427
Cash and cash equivalents - Fair Value	162,237	144,297
Restricted cash - Fair value	9,527	16,192
Marketable securities - Fair Value	0	1,664
Investments - Fair Value	1,000	1,000
Debt - Fair Value	$ 1,378,753	$ 1,441,108